Share Capital	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Share capital
Share Capital
(a) Authorized and Issued
Buybacks of Ordinary Shares
On August 6, 2015, XL-Ireland announced that its Board of Directors approved a share buyback program, authorizing the purchase of up to $1.0 billion of ordinary shares (the "August 2015 Program"). During the three months ended March 31, 2016, the Company purchased and canceled 10.0 million ordinary shares under the August 2015 Program for $355.1 million. As of March 31, 2016, $348.2 million remained available for purchase under the August 2015 Program.
(b) Stock Plans
The Company's performance incentive programs provide for grants of stock options, restricted stock, equity-classed restricted stock units, liability-classed restricted stock units, performance units and stock appreciation rights. Share-based compensation granted by the Company generally contains a vesting period of three or four years, and certain awards also contain performance conditions. The Company records compensation expense related to each award over its vesting period, incorporating the best estimate of the expected outcome of performance conditions where applicable. Compensation expense is generally recorded on a straight line basis over the vesting period of an award. See Item 8, Note 18, "Share Capital," to the Consolidated Financial Statements included in the Company's Annual Report on Form 10-K for the year ended December 31, 2015 for further information on the Company's performance incentive programs and associated accounting.
During the three months ended March 31, 2016, the Company granted approximately 2.2 million stock options with a weighted-average grant date fair value of $5.99 per option. The fair value of the options issued was estimated on the date of grant using the Black-Scholes option pricing model using the following weighted average assumptions:

Dividend yield	2.00%
Risk free interest rate	1.37%
Volatility	21.7%
Expected lives	6.0 years

During the three months ended March 31, 2016, the Company granted approximately 1.1 million equity-classed restricted stock units to certain employees with an aggregate grant date fair value of approximately $38.3 million. Each equity-classed restricted stock unit represents the Company's obligation to deliver to the holder one ordinary share, and grants may vest in three or four equal installments upon the first, second, third and fourth anniversaries of the date of grant. Equity-classed restricted stock units are granted at the closing market price on the day of grant and entitle the holder to receive dividends declared and paid in the form of additional ordinary shares contingent upon vesting.
During the three months ended March 31, 2016, the Company granted approximately 1.8 million liability-classed cash units to certain employees with an aggregate grant date fair value of approximately $61.3 million. Each liability-classed restricted cash unit represents the Company's obligation to deliver to the holder a cash payment equivalent to the value of one ordinary share. The grants may vest either in three or four equal installments upon the first, second, third and fourth anniversaries of the date of grant. Liability-classed restricted stock units are granted at the closing market price on the day of grant and entitle the holder to receive dividends declared and are paid in cash contingent upon vesting.
During the three months ended March 31, 2016, the Company granted approximately 0.7 million performance units (representing a potential maximum share payout of approximately 1.5 million ordinary shares) to certain employees with an aggregate grant date fair value of approximately $25.6 million. Each grant of performance units has a target number of shares, with final payouts ranging from 0% to 200% of the grant amount depending upon the achievement of stated relative and absolute financial performance metrics along with each employee's continued service through the vesting date. Performance units granted in the current year are granted at the closing market price on the day of grant and entitle the holder to receive dividends declared and paid in the form of additional ordinary shares contingent upon vesting. Performance units issued in 2015 had different performance metrics, please see Item 8, Note 18, "Share Capital," to the Consolidated Financial Statements included in the Company's Annual Report on Form 10-K for the year ended December 31, 2015.

Share Capital
(a) Authorized and Issued
The authorized share capital of XL-Ireland is $9,999,900 and €40,000, divided into: (i) 500,000,000 ordinary shares, par value $0.01 each, (ii) 499,990,000 undesignated shares, par value $0.01, each and (iii) 40,000 subscriber shares, par value €1 each. Holders of ordinary shares are entitled to one vote for each share.
In connection with the Catlin Acquisition described in Note 3(c), "Acquisitions and Disposals - Catlin Acquisition," the Company issued 49.9 million ordinary shares to Catlin shareholders, which had an aggregate value as of the Acquisition Date of $1.85 billion.
Ordinary Shares
The following table is a summary of ordinary shares issued and outstanding:

(in thousands)	2015	2014
Balance – beginning of year	255,183	278,253
Exercise of options	480	424
Net issuance of restricted shares	1,581	1,246
Share buybacks (1)	(12,434)	(24,740)
Issue of shares	49,935	—
Balance – end of year	294,745	255,183
____________

(1)
Includes share buybacks associated with authorized share buyback programs as well as purchases related to satisfying tax withholding obligations of employees in connection with the vesting of restricted shares granted under the Company’s equity compensation programs.

Ordinary Share Buybacks
On February 21, 2014, XL-Ireland announced that its Board of Directors approved an increase to the Share Buyback Program (the "February 2014 Program"), authorizing the purchase of up to $1.0 billion of ordinary shares, which included the amounts that remained under the previous Share Buyback Program. During the year ended December 31, 2015, the Company purchased and canceled 4.5 million ordinary shares, respectively, under the February 2014 Program for $170.0 million.
On August 6, 2015, XL-Ireland announced that its Board of Directors approved a new share buyback program, authorizing the purchase of up to $1.0 billion of ordinary shares (the "August 2015 Program"). This authorization also canceled approximately $97.6 million remaining under the February 2014 Program. During the year ended December 31, 2015, the Company purchased and canceled 7.9 million ordinary shares under the August 2015 Program for $296.7 million. As of December 31, 2015, $703.3 million remained available for purchase under the August 2015 Program.
All share buybacks were carried out by way of redemption in accordance with Irish law and the Company's constitutional documents. All shares so redeemed were canceled upon redemption.
(b) Non-controlling Interest in Equity of Consolidated Subsidiaries
The Series D Preference Ordinary Shares and Series E Preference Ordinary Shares discussed in this section were issued by XL-Cayman and do not represent share capital of XL-Ireland. XL-Ireland has no preferred shares outstanding and has never issued any preferred shares.
Series D Preference Ordinary Shares
On October 15, 2011, XL-Cayman issued $350 million Series D Preference Ordinary Shares. Dividends on the Series D Preference Ordinary Shares are declared and paid quarterly at a floating rate of three-month LIBOR plus 3.120% on the liquidation preference.
Series E Preference Ordinary Shares
On March 15, 2007, XL-Cayman issued 1.0 million Fixed/Floating Series E Perpetual Non-Cumulative preference ordinary shares, par value $0.01 each, with liquidation preference value of $1,000 per share (the "Series E preference ordinary shares"). The Series E preference ordinary shares are perpetual securities with no fixed maturity date and are not convertible. Dividends on the Series E preference ordinary shares are declared and paid semi-annually at a rate of $32.50 per share.
Acquisition of Non-controlling Preferred Shares
In connection with the Catlin Acquisition described in Note 3(c), "Acquisitions and Disposals - Catlin Acquisition," the Company acquired 0.6 million non-cumulative perpetual preferred shares issued by Catlin-Bermuda, par value of $0.01 per share, with liquidation preference of $1,000 per share, plus declared and unpaid dividends ("CICL Prefs"). Dividends at a rate of 7.249 percent on the liquidation preference are payable semi-annually on January 19 and July 19 in arrears as and when declared up to but not including January 2017. Thereafter, if the CICL-Prefs have not yet been redeemed, dividends will be payable quarterly at a rate equal to 2.975 percent plus the three-month LIBOR rate of the liquidation preference. The fair value of the outstanding CICL-Prefs on the date of the Catlin Acquisition was $562.3 million, which was based on the last trading price of such securities prior to the Catlin Acquisition.
(c) Stock Plans
The Company’s performance incentive programs provide for grants of stock options, restricted stock, restricted stock units, performance units and stock appreciation rights. Share-based compensation granted by the Company generally contains a vesting period of three or four years, and certain awards also contain performance conditions. The Company records compensation expense related to each award over its vesting period, incorporating the best estimate of the expected outcome of performance conditions where applicable. Compensation expense is generally recorded on a straight line basis over the vesting period of an award.
In connection with, and effective upon, the completion of the Redomestication, XL-Ireland assumed the existing liabilities, obligations and duties of XL-Cayman under the NAC Re Corp. 1989 Stock Option Plan (the "1989 Plan"), the XL Group plc Amended and Restated 1991 Performance Incentive Program (the "1991 Program"), the XL Group plc Amended and Restated 1999 Performance Incentive Program for Employees (the "1999 Program"), the XL Group plc Directors Stock & Option Plan (the "Directors Plan"), the XL Group plc 2009 Cash Long-Term Incentive Program (the "2009 Program"), the XL Group plc Supplemental Deferred Compensation Plan (the "DC Plan," and together with the 1989 Plan, the 1991 Program, the 1999 Program, the Directors Plan and the 2009 Program, the "Programs"). Furthermore, in connection with, and effective upon, the completion of the Redomestication, the Programs were amended by XL-Cayman, among other things, to (i) provide that XL-Ireland and its Board of Directors will succeed to all powers, authorities and obligations of XL-Cayman and its Board of Directors under each Program, (ii) provide that the securities to be issued pursuant to each Program will consist of ordinary shares of XL-Ireland and (iii) otherwise to reflect the completion of the Redomestication.
(d) Options
The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	2015	2014	2013
Dividend yield	2.00%	2.00%	2.00%
Risk free interest rate	1.70%	1.81%	1.14%
Volatility	21.6%	34.0%	37.0%
Expected lives	6.0 years	6.0 years	6.0 years

The risk free interest rate is based on U.S. Treasury rates. The expected lives are estimated using the historical exercise behavior of grant recipients. The expected volatility is determined based upon a combination of the historical volatility of the Company’s stock and the implied volatility derived from publicly traded options.
The following is a summary of the activity in the stock option plans for the indicated years ended December 31:

(In thousands except for weighted average grant date fair value)	2015	2014	2013
Options granted to purchase ordinary shares under the Programs - in thousands	1,974	1,025	1,047
Weighted average grant date fair value	$6.51	$8.60	$8.34
Total intrinsic value of stock options exercised	$8,546	$7,499	$16,076
Options exercised during the year - in thousands	480	424	927
Compensation expense related to stock option plans	$8,961	$9,961	$8,294
Estimated tax benefit (charge) related to stock option plans	$—	$(2)	$50
The following is a summary of the stock options outstanding at December 31, 2015, and related activity for the year then ended:

	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding – beginning of year	10,525	$32.42	4.8 years	$86,690
Granted	1,974	36.43
Exercised	(480)	20.79
Canceled/Expired	(1,270)	75.34
Outstanding – end of year	10,749	$28.59	5.4 years	$121,085
Options exercisable	7,741	$26.43	4.1 years	$105,990
Available for grant (1)	6,907

____________

(1)	Available for grant includes shares that may be granted as either stock options, restricted stock, restricted stock units or performance units.
The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between the Company’s closing stock price on the last trading day of the 2015 fiscal year and the exercise price, multiplied by the number of in-the-money-options) that would have been received by the option holders had all option holders exercised their options on December 31, 2015. Total unrecognized stock-based compensation expense related to non-vested stock options was approximately $13.6 million at December 31, 2015, which related to approximately 3.0 million options and is expected to be recognized over a weighted-average period of 1.4 years. The exercise price of the Company’s outstanding options granted is the market price of the Company’s ordinary shares on the grant date, except that during 2004, 295,000 options were granted with an exercise price of $88.00 when the market price was $77.10.
(e) Restricted Stock, Restricted Stock Units and Performance Units
Restricted Stock
Restricted stock awards issued under the 1991 Performance Incentive Program and the Directors Stock and Option Plan vest as set forth in the applicable award agreements. Each restricted stock award represents the Company’s obligation to deliver to the holder one ordinary share. The employees and directors who are granted a restricted stock award shall have all the rights of a shareholder, including the right to vote and receive dividends, but the shares are subject to certain restrictions prior to vesting relating to, among other things, forfeiture in the event of termination of employment and transferability.
A summary of the restricted stock awards issued under the 1991 Performance Incentive Program and the Directors Stock and Option Plan for the indicated years ended December 31 is as follows:

(In thousands except for weighted average grant date fair value)	2015	2014	2013
Restricted ordinary shares granted	44	46	181
Weighted average grant date fair value	$37.11	$31.86	$29.44
Aggregate grant date fair value	$1,613	$1,463	$5,325
Compensation expense related to restricted stock awards	$3,889	$5,239	$4,419
Estimated tax benefit related to restricted stock awards	$709	$1,233	$1,047

Total unrecognized stock based compensation expense related to non-vested restricted stock awards was approximately $0.3 million at December 31, 2015, which is related to approximately 0.3 million restricted stock awards and is expected to be recognized over one year.
Non-vested restricted stock awards at December 31, 2015 and for the year then ended were as follows:

(In thousands except for weighted average grant date fair value)	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2014	433	$36.41
Granted	44	$37.11
Vested	(202)	$29.08
Unvested at December 31, 2015	275	$41.90

Restricted Stock Units
Each restricted stock unit represents the Company’s obligation to deliver to the holder one ordinary share upon satisfaction of the three-year vesting term. Restricted stock units are granted at the closing market price on the day of grant and entitle the holder to receive dividends declared and paid in the form of additional ordinary shares contingent upon vesting.
A summary of the restricted stock units issued to officers of the Company and its subsidiaries for the indicated years ended December 31 is as follows:

(In thousands)	2015	2014	2013
Restricted stock units granted	1,534	1,867	1,803
Aggregate grant date fair value	$55,540	$57,134	$51,829
Compensation expense related to restricted stock units	$48,937	$41,879	$32,874
Estimated tax benefit related to restricted stock units	$13,271	$11,607	$8,813

Total unrecognized stock-based compensation expense related to non-vested restricted stock units was approximately $61.0 million at December 31, 2015, which is related to approximately 3.1 million restricted stock units and is expected to be recognized over 1.3 years.
Non-vested restricted stock units at December 31, 2015 and for the year then ended were as follows:

(In thousands except for weighted average grant date fair value)	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2014	3,248	$28.93
Granted	1,534	$36.20
Vested	(1,536)	$27.67
Forfeited	(176)	$32.45
Unvested at December 31, 2015	3,070	$32.99

Performance Units
The performance units issued in 2015 vest after approximately three years, subject to the achievement of stated market metrics, and entitle the holder to shares of the Company’s ordinary shares. Each grant of performance units has a target number of shares, with final payouts ranging from 0% to 200% of the grant amount depending upon the achievement of stated market metrics along with each employee’s continued service through the vesting date. Performance units issue prior to 2015 have a similar vesting schedule and range of a target number of shares, but vesting and payout are dependent upon the achievement of stated relative and absolute financial performance metrics along with each employee's continued service through the vesting date. Furthermore, performance units granted in 2015 are granted at the closing market price on the day of grant and entitle the holder to receive dividends declared and paid in the form of additional ordinary shares contingent upon vesting. There are no dividend rights associated with the performance units. A summary of the performance units issued to certain employees of the Company for the indicated years ended December 31 is as follows:

(In thousands)	2015	2014	2013
Performance units granted	781	572	656
Potential maximum share payout	1,563	1,144	1,312
Aggregate grant date fair value	$28,082	$16,345	$17,753
Compensation expense related to performance units	$12,942	$24,089	$1,041
Estimated tax benefit (charge) related to performance units	$1,459	$4,250	$(176)

Total unrecognized stock-based compensation expense related to non-vested performance units was approximately $27.9 million at December 31, 2015, which is related to approximately 1.9 million performance units and is expected to be recognized over 1.9 years. Non-vested restricted performance units as of December 31, 2015 were as follows:

(In thousands except for weighted average grant date fair value)	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2014	2,540	$25.24
Granted	781	$35.94
Vested	(750)	$19.35
Forfeited	(63)	$30.03
Performance driven addition (reduction)	(627)	$27.74
Unvested at December 31, 2015	1,881	$31.02

(f) Restricted Cash Units
During the year ended December 31, 2015, the Company granted approximately 2.6 million liability-classed stock units to certain employees with an aggregate grant date fair value of approximately $94.5 million. Each liability-classed restricted stock unit represents the Company's obligation to deliver to the holder a cash payment equivalent to the value of one ordinary share. The grants may vest either in three equal installments upon the first, second and third anniversaries of the date of grant; or in two equal installments upon the first and second anniversaries of the date of grant. Liability-classed stock units are granted at the closing market price on the day of grant and entitle the holder to receive dividends declared and are paid in cash contingent upon vesting.
(g) Voting
XL-Ireland’s Articles of Association restrict the voting power of any person to less than approximately 10% of the total voting power.